TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables
Loan receivables	₺ 841,468
Trade receivables	4,291,762	₺ 3,426,506
Trade and loan receivables	₺ 5,133,230	₺ 3,427,660
Average number of days for collection	38 days	38 days
Number of days for collection of credit card receivables when commissions are paid to bank	19 days	17 days
Average maturity of outstanding BNPL receivables	85 days	88 days
Cost
Receivables
Trade receivables	₺ 892,522	₺ 471,693
Credit card receivables	1,249,558	1,390,545
Buy now pay later ("BNPL") receivables	2,029,366	1,356,489
Receivables from suppliers	346,814	297,453
Short term loan receivables	903,409
Long term loan receivables	87,595	1,154
Accumulated impairment
Receivables
Buy now pay later ("BNPL") receivables	(166,358)	(45,921)
Loan receivables	(149,536)
Trade receivables	₺ (226,498)	₺ (89,674)